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                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 3, 2010
                                      FOR
               PUTNAM HARTFORD INHERITANCE MANAGER VARIABLE LIFE
                      PUTNAM CAPITAL MANAGER VARIABLE LIFE

We no longer file a fully updated prospectus and statement of additional information ("SAI") in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI, we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectus and statement of additional information dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2009. The Company's ability to honor all guarantees under the Policy (including any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations) is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1. FUND DATA

The following amends "The Funds" section of General Contract Information portion of your prospectus:

      MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2009)

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.45%              1.24%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

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                       UNDERLYING FUND FEES AND EXPENSES
   (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2009)

                                                             DISTRIBUTION
                                                                AND/OR                                ACQUIRED
                                                                SERVICE                              FUND FEES
                                            MANAGEMENT          (12B-1)            OTHER                AND
UNDERLYING FUND:                               FEE               FEES*            EXPENSES            EXPENSES
-------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT American Government Income
  Fund -- Class IA                             0.400%              N/A              0.190%              0.010%
 Putnam VT Diversified Income Fund --
  Class IA                                     0.550%              N/A              0.200%              0.010%
 Putnam VT Equity Income Fund --Class
  IA                                           0.480%              N/A              0.160%                 N/A
 Putnam VT Global Asset Allocation
  Fund -- Class IA                             0.600%              N/A              0.300%              0.020%
 Putnam VT Global Equity Fund --Class
  IA                                           0.700%              N/A              0.210%                 N/A
 Putnam VT Global Health Care Fund --
  Class IA                                     0.630%              N/A              0.190%              0.010%
 Putnam VT Global Utilities Fund --
  Class IA                                     0.630%              N/A              0.190%                 N/A
 Putnam VT Growth and Income Fund --
  Class IA                                     0.480%              N/A              0.160%              0.010%
 Putnam VT Growth Opportunities Fund
  -- Class IA                                  0.560%              N/A              0.410%              0.010%
 Putnam VT High Yield Fund --Class IA          0.570%              N/A              0.170%                 N/A
 Putnam VT Income Fund -- Class IA             0.400%              N/A              0.190%              0.020%
 Putnam VT International Equity Fund
  -- Class IA                                  0.700%              N/A              0.200%                 N/A
 Putnam VT International Growth Fund
  -- Class IA                                  0.930%              N/A              0.310%                 N/A
 Putnam VT International Value Fund --
  Class IA                                     0.700%              N/A              0.230%                 N/A
 Putnam VT Investors Fund -- Class IA          0.560%              N/A              0.190%                 N/A
 Putnam VT Money Market Fund --Class
  IA                                           0.290%              N/A              0.160%                 N/A
 Putnam VT New Opportunities Fund --
  Class IA                                     0.560%              N/A              0.170%                 N/A
 Putnam VT Research Fund -- Class IA           0.560%              N/A              0.250%                 N/A
 Putnam VT Small Cap Value Fund - -
  Class IA                                     0.630%              N/A              0.220%              0.050%
 Putnam VT The George Putnam Fund of
  Boston -- Class IA                           0.530%              N/A              0.210%              0.020%
 Putnam VT Vista Fund -- Class IA              0.590%              N/A              0.200%              0.010%
 Putnam VT Voyager Fund -- Class IA            0.560%              N/A              0.160%              0.080%

                                                               CONTRACTUAL
                                              TOTAL             FEE WAIVER          NET TOTAL
                                              ANNUAL              AND/OR              ANNUAL
                                            OPERATING            EXPENSE            OPERATING
UNDERLYING FUND:                             EXPENSES         REIMBURSEMENT          EXPENSES
--------------------------------------  ----------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT American Government Income
  Fund -- Class IA                             0.600%                 N/A              0.600%
 Putnam VT Diversified Income Fund --
  Class IA                                     0.760%                 N/A              0.760%  (1)
 Putnam VT Equity Income Fund --Class
  IA                                           0.640%                 N/A              0.640%  (1)
 Putnam VT Global Asset Allocation
  Fund -- Class IA                             0.920%                 N/A              0.920%  (1)
 Putnam VT Global Equity Fund --Class
  IA                                           0.910%                 N/A              0.910%
 Putnam VT Global Health Care Fund --
  Class IA                                     0.830%                 N/A              0.830%
 Putnam VT Global Utilities Fund --
  Class IA                                     0.820%                 N/A              0.820%
 Putnam VT Growth and Income Fund --
  Class IA                                     0.650%                 N/A              0.650%
 Putnam VT Growth Opportunities Fund
  -- Class IA                                  0.980%              0.110%              0.870%
 Putnam VT High Yield Fund --Class IA          0.740%                 N/A              0.740%
 Putnam VT Income Fund -- Class IA             0.610%                 N/A              0.610%
 Putnam VT International Equity Fund
  -- Class IA                                  0.900%                 N/A              0.900%  (2)
 Putnam VT International Growth Fund
  -- Class IA                                  1.240%              0.010%              1.230%
 Putnam VT International Value Fund --
  Class IA                                     0.930%                 N/A              0.930%  (1)
 Putnam VT Investors Fund -- Class IA          0.750%                 N/A              0.750%  (1)
 Putnam VT Money Market Fund --Class
  IA                                           0.450%                 N/A              0.450%
 Putnam VT New Opportunities Fund --
  Class IA                                     0.730%                 N/A              0.730%
 Putnam VT Research Fund -- Class IA           0.810%                 N/A              0.810%
 Putnam VT Small Cap Value Fund - -
  Class IA                                     0.900%                 N/A              0.900%  (1)
 Putnam VT The George Putnam Fund of
  Boston -- Class IA                           0.760%                 N/A              0.760%
 Putnam VT Vista Fund -- Class IA              0.800%                 N/A              0.800%
 Putnam VT Voyager Fund -- Class IA            0.800%                 N/A              0.800%  (2)

NOTES

(1) Reflects projected expenses under a new management contract effective 1/1/2010, changes in the fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

(2) Reflects projected expenses under a new management contract effective 1/1/2010 and changes in the fund's investor servicing contract.

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT American Government Income    High current income with preservation of     Putnam Investment Management, LLC
  Fund -- Class IA                       capital as its secondary objective
 Putnam VT Diversified Income Fund --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  Class IA                               Management believes is consistent with
                                         preservation of capital
 Putnam VT Equity Income Fund -- Class   Capital growth and current income            Putnam Investment Management, LLC
  IA
 Putnam VT Global Asset Allocation Fund  Long-term return consistent with             Putnam Investment Management, LLC Putnam
  -- Class IA                            preservation of capital                      Advisory Company, LLC
 Putnam VT Global Equity Fund -- Class   Capital appreciation                         Putnam Investment Management, LLC Putnam
  IA                                                                                  Advisory Company, LLC
 Putnam VT Global Health Care Fund --    Capital appreciation                         Putnam Investment Management, LLC Putnam
  Class IA (1)+                                                                       Advisory Company, LLC
 Putnam VT Global Utilities Fund --      Capital growth and current income            Putnam Investment Management, LLC Putnam
  Class IA (2)+                                                                       Advisory Company, LLC
 Putnam VT Growth and Income Fund --     Capital growth and current income            Putnam Investment Management, LLC
  Class IA
 Putnam VT Growth Opportunities Fund --  Capital appreciation                         Putnam Investment Management, LLC
  Class IA
 Putnam VT High Yield Fund -- Class IA   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with
                                         achieving high current income
 Putnam VT Income Fund -- Class IA       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 Putnam VT International Equity Fund --  Capital appreciation                         Putnam Investment Management, LLC Putnam
  Class IA                                                                            Advisory Company, LLC
 Putnam VT International Growth Fund --  Long-term capital appreciation               Putnam Investment Management, LLC Putnam
  Class IA (3)                                                                        Advisory Company, LLC
 Putnam VT International Value Fund --   Capital growth. Current income is a          Putnam Investment Management, LLC Putnam
  Class IA (4)                           secondary objective                          Advisory Company, LLC
 Putnam VT Investors Fund -- Class IA    Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth
 Putnam VT Money Market Fund -- Class    As high a rate of current income as Putnam   Putnam Investment Management, LLC
  IA                                     Management believes is consistent with
                                         preservation of capital and maintenance of
                                         liquidity
 Putnam VT New Opportunities Fund --     Long-term capital appreciation               Putnam Investment Management, LLC
  Class IA
 Putnam VT Research Fund -- Class IA     Capital appreciation                         Putnam Investment Management, LLC Putnam
                                                                                      Advisory Company, LLC
 Putnam VT Small Cap Value Fund --       Capital appreciation                         Putnam Investment Management, LLC
  Class IA
 Putnam VT The George Putnam Fund of     A balanced investment composed of a well     Putnam Investment Management, LLC
  Boston -- Class IA                     diversified portfolio of stocks and bonds
                                         which produce both capital growth and
                                         current income
 Putnam VT Vista Fund -- Class IA        Capital appreciation                         Putnam Investment Management, LLC
 Putnam VT Voyager Fund -- Class IA      Capital appreciation                         Putnam Investment Management, LLC

+      Closed to new and subsequent Premium Payments and transfers of Contract
       Value.

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NOTES

(1)  Formerly Putnam VT Health Sciences Fund -- Class IA

(2)  Formerly Putnam VT Utilities Growth and Income Fund -- Class IA

(3)  Formerly Putnam VT International New Opportunities Fund -- Class IA

(4)  Formerly Putnam VT International Growth and Income Fund -- Class IA

2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates "The Funds" section of ABOUT US in the prospectus:

For the fiscal year ended December 31, 2009, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $4,284,200 (excluding indirect benefits received by offering HLS Funds as investment options).

3. YOUR POLICY

The following paragraph is added to "Contract Rights" section of YOUR POLICY in the prospectus:

CHANGE OF ADDRESS -- It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on third party, including the US Postal Service, to update your current address. Unless preempted by ERISA, failure to give us a current address may result in payments due and payable on your life policy being considered abandoned property under state law, and remitted to the applicable state.

4. POLICY LIMITATIONS

The following amends the "Policy Limitations" section of YOUR POLICY in the prospectus:

There are some restrictions on your ability to make sub-account transfers. These include: a) one sub-account transfer request each day; b) a total of 20 sub-account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service; and
c) policies designed by the Underlying Funds to restrict excessive sub-account transfers. Please refer to the May 1, 2009 version of the prospectus for more information or contact Us.

5. SETTLEMENT OPTIONS

The following amends the "Settlement Options" section of YOUR POLICY in the prospectus:

SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of the available settlement options listed in your Policy. At the time proceeds are payable, the Beneficiary can select the method of payment. However, on or about March 1, 2010 the policy owner will have the option of pre-selecting a designated settlement option ("Designated Settlement Option"). After the policy owner designates a settlement option for a beneficiary, the beneficiary will not be able to choose a settlement option.

6. ADDITIONAL PAYMENTS

The following updates the "Additional Payment" section of HOW POLICIES ARE SOLD in the prospectus:

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to, among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

For the year ended December 31, 2009, Hartford and its affiliates paid approximately $4.5 million in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2009, Hartford, HESCO and their affiliates, Hartford Life and Annuity Insurance Company, paid $3.6 million in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of Hartford).

7. CONFIRMATION STATEMENTS

The following paragraph is added to "Premium Payment Flexibility" section of PREMIUMS in the prospectus:

When we receive scheduled or regular premium payments from you through pre-authorized transactions such as, checking deduction (ACH), payroll deduction or through a government allocation arrangement, a summary of these transactions will appear on your annual statement and you will not receive a confirmation statement after each transaction.

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8. WITHDRAWALS FROM YOUR POLICY

The following amends the "Surrender" section of MAKING WITHDRAWALS FROM YOUR POLICY in the prospectus:

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date we receive your request in writing, or the date you request your surrender, (our current administration rules allow a policy owner to designate a future surrender date, no more than ten calendar days from the date we receive the request), whichever is later.

9. HOW TO SEND PREMIUM PAYMENTS

The following updates the "Allocation of Premium" section of PREMIUMS in the prospectus:

Mail

You should send premium payments to the following lockbox address:

The Hartford
PO Box 64273
St. Paul, MN 55164-0273

or

To our Individual Life Operations Team at:

The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

Wire

You may also arrange to pay your premium by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

10. LEGAL PROCEEDINGS

The following amends the "Legal Proceedings" section of the prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under ERISA. The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of the Sherman Act, RICO and ERISA claims.

In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford

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property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from a Hartford life insurance company ("Structured Settlements"). The operative complaint alleges that since 1997 the Company has systematically deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserts claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The plaintiffs seek compensatory damages, punitive damages, pre-judgment interest, attorney's fees and costs, and injunctive or other equitable relief. The Company vigorously denies that any claimant was misled or otherwise received less than the amount specified in the structured-settlement agreements. In March 2009, the district court certified a class for the RICO and fraud claims composed of all persons, other than those represented by a plaintiffs' broker, who entered into a Structured Settlement since 1997 and received certain written representations about the cost or value of the settlement. The district court declined to certify a class for the breach-of-contract and unjust-enrichment claims. The Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. A trial on liability and the methodology for computing class-wide damages is scheduled to commence in September 2010. It is possible that an adverse outcome could have a material adverse effect on the Company's financial condition and consolidated results of operations or cash flows. The Company is defending this litigation vigorously.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Annual Product Information Notice, each year you receive the financial statements of the issuing company and the separate account. You will receive the underlying fund prospectuses with the confirmation statement of any fund transaction that you make throughout the year. You can also obtain fund prospectuses: 1) from our website at www.hartfordinvestor.com; 2) by calling your registered representative; or 3) by calling Hartford at 1-800-231-5453. You will receive each underlying fund's annual and semi-annual reports that you are invested in as well as quarterly and annual policy statements. For performance and other policy information visit our website at www.hartfordinvestor.com or call our customer service representatives at 1-800-231-5453. Our mailing address is the Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

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